ADVANCED SERIES TRUST

AST Managed Equity Portfolio

Supplement dated November 3, 2016 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the currently effective Summary Prospectus for AST Managed Equity Portfolio (the Portfolio), a series of the Advanced Series Trust (AST), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Summary Prospectus.

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Effective immediately, the Summary Prospectus is revised as follows:

         I.            The table labeled "Index" in the Past Performance section of the Summary Prospectus is hereby deleted and replaced with the following:

Index	1 Year	Since Inception (04/28/14)
MSCI All Country World Index (GD) (reflects no deduction for fees, expenses or taxes)	-1.84%	0.32%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	1.39%	7.25%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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